UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08092

Western Asset Worldwide Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, New York 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 60.2%
Argentina - 1.3%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	195,000		$194,051
Republic of Argentina, Senior Bonds	7.000%	4/17/17	1,850,000		1,809,404

Total Argentina					2,003,455

Brazil - 1.4%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	8,956,000	BRL	2,132,269

Chile - 0.7%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	200,000		210,144	(a)
Republic of Chile, Senior Notes	3.875%	8/5/20	797,000		852,790	(b)

Total Chile					1,062,934

Colombia - 4.2%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	820,000		796,630	(b)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	3,035,000		3,421,962	(b)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	350,000		348,250
Republic of Colombia, Senior Notes	7.375%	3/18/19	1,658,000		1,881,830	(b)

Total Colombia					6,448,672

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,180,000		1,047,250	(a)

Croatia - 1.7%
Republic of Croatia, Senior Notes	6.625%	7/14/20	420,000		456,687	(a)(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	1,200,000		1,233,000	(a)(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	920,000		945,300	(b)(c)

Total Croatia					2,634,987

Dominican Republic - 1.9%
Dominican Republic, Senior Notes	5.500%	1/27/25	2,050,000		1,988,500	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	970,000		938,475	(a)

Total Dominican Republic					2,926,975

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,400,000		1,057,000	(a)

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	380,000		360,050	(a)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	390,000		344,175	(a)

Gabon - 0.5%
Gabonese Republic, Bonds	6.375%	12/12/24	450,000		374,364	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	440,000		371,369	(a)

Total Gabon					745,733

Ghana - 0.4%
Republic of Ghana, Bonds	8.125%	1/18/26	500,000		417,500	(a)
Republic of Ghana, Notes	7.875%	8/7/23	350,000		292,250	(c)

Total Ghana					709,750

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	650,000		680,875	(c)

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,904,000		2,122,960	(b)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 6.7%
Republic of Indonesia, Notes	3.750%	4/25/22	4,400,000		$4,201,587	(b)(c)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	455,000		480,755	(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	468,000		484,952	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	685,000		626,773	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	949,000		1,007,086	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	3,060,000		2,755,986	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	820,000		738,532	(c)

Total Indonesia					10,295,671

Ivory Coast - 1.0%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	1,220,000		1,070,745	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	470,000		418,140	(a)

Total Ivory Coast					1,488,885

Jamaica - 0.7%
Government of Jamaica, Senior Notes	7.625%	7/9/25	510,000		558,450
Government of Jamaica, Senior Notes	6.750%	4/28/28	520,000		523,900

Total Jamaica					1,082,350

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	1,540,000		1,389,850	(c)

Kenya - 0.9%
Republic of Kenya, Senior Notes	5.875%	6/24/19	880,000		847,238	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	620,000		564,820	(a)

Total Kenya					1,412,058

Lithuania - 1.4%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,810,000		2,116,165	(a)(b)

Mexico - 3.3%
United Mexican States, Senior Bonds	8.000%	6/11/20	23,025,500	MXN	1,526,041
United Mexican States, Senior Notes	5.125%	1/15/20	840,000		926,100	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	2,270,000		2,317,670	(b)
United Mexican States, Senior Notes	5.550%	1/21/45	360,000		369,900

Total Mexico					5,139,711

Nigeria - 0.4%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	780,000		693,732	(a)

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	670,000		689,916	(a)

Panama - 0.1%
Republic of Panama, Senior Bonds	9.375%	4/1/29	10,000		14,438
Republic of Panama, Senior Bonds	6.700%	1/26/36	159,000		190,005

Total Panama					204,443

Paraguay - 0.3%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	420,000		412,650	(a)

Peru - 4.7%
Republic of Peru, Senior Bonds	8.750%	11/21/33	3,968,000		5,604,800	(b)
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,211,000		1,395,677	(b)
Republic of Peru, Senior Bonds	5.625%	11/18/50	269,000		278,415

Total Peru					7,278,892

Philippines - 2.8%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	2,000,000		2,621,934
Republic of Philippines, Senior Bonds	5.000%	1/13/37	930,000		1,071,624
Republic of Philippines, Senior Bonds	3.950%	1/20/40	600,000		608,133

Total Philippines					4,301,691

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 2.6%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,280,000		$1,444,544	(b)
Republic of Poland, Senior Notes	5.000%	3/23/22	2,362,000		2,645,440	(b)

Total Poland					4,089,984

Romania - 0.2%
Republic of Romania, Senior Notes	4.875%	1/22/24	240,000		259,500	(a)

Russia - 5.2%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	173,000		272,726	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	5,128,125		6,041,162	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	1,800,000		1,692,000	(a)(b)

Total Russia					8,005,888

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	340,000		307,013	(c)

Sri Lanka - 0.3%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	430,000		436,449	(a)

Tunisia - 0.2%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	270,000		258,188	(a)

Turkey - 7.6%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,280,000		1,339,040	(b)
Republic of Turkey, Senior Bonds	5.750%	3/22/24	450,000		467,460
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,822,000		6,110,422	(b)
Republic of Turkey, Senior Notes	3.250%	3/23/23	1,900,000		1,695,531
Republic of Turkey, Senior Notes	6.875%	3/17/36	1,762,000		1,910,889	(b)
Republic of Turkey, Senior Notes	6.750%	5/30/40	270,000		288,563

Total Turkey					11,811,905

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	400,000		352,000
Republic of Uruguay, Senior Notes	4.500%	8/14/24	1,150,000		1,164,375

Total Uruguay					1,516,375

Venezuela - 2.3%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	7,780,000		2,645,200	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,955,000		679,362	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	574,000		192,290

Total Venezuela					3,516,852

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	1,590,000		1,510,808	(a)

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	690,000		548,550	(a)

TOTAL SOVEREIGN BONDS (Cost - $96,024,914)					93,044,611

CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes (Cost - $370,259)	9.000%	1/31/20	2,784,400	MXN	378,832	(a)(b)

CORPORATE BONDS & NOTES - 52.1%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	230,000		250,723
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	360,000		388,498	(a)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	430,000		422,879	(a)

TOTAL CONSUMER DISCRETIONARY					1,062,100

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	220,000	$221,738	(c)

Food Products - 0.8%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	410,000	379,250	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	250,000	234,375	(b)(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	500,000	433,750	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	200,000	196,000	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	600,000	9,660	*(c)(d)

Total Food Products				1,253,035

TOTAL CONSUMER STAPLES				1,474,773

ENERGY - 21.8%
Energy Equipment & Services - 0.5%
Offshore Drilling Holding SA, Senior Secured Notes	8.375%	9/20/20	400,000	274,000	(a)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	510,000	450,840	(a)

Total Energy Equipment & Services				724,840

Oil, Gas & Consumable Fuels - 21.3%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	450,000	466,616	(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	656,625	705,347	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	400,000	440,880
Ecopetrol SA, Senior Notes	5.875%	5/28/45	130,000	99,775
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	283,852	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	2,360,000	2,318,700	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	552,000	575,819	(c)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	420,000	430,931	(b)(c)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	280,000	98,000	(a)(b)
Pacific Exploration and Production Corp., Senior Notes	5.625%	1/19/25	1,190,000	422,093	(a)(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	212,000	210,346	(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	113,000	112,119	(a)
Petrobras Global Finance BV, Senior Notes	3.500%	2/6/17	350,000	312,375
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	380,000	336,300
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,905,000	1,381,125	(b)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	2,690,000	1,963,700
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	280,000	172,900
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	290,000	186,325
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	5,760,000	1,889,280	(b)(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	230,000	104,512	(c)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	2,340,000	1,567,800	(b)(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,775,000	4,500,437	(b)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	1,240,000	1,406,656	(b)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	420,000	379,050
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	638,000	576,369	(b)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	520,000	425,152	(a)(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	850,000	922,250	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,430,000	1,561,976	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	434,000	474,054	(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,050,000	1,042,149	(a)(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	400,000	381,488	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	500,000	458,049	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	890,000	883,325	(a)(b)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	853,000	1,003,341	(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	1,030,000	1,103,909	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	705,000		$726,150	(c)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	300,000		304,529	(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	260,000		271,275	(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,470,000		1,533,714	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	840,000		790,650	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	200,000		188,250	(c)

Total Oil, Gas & Consumable Fuels					33,011,568

TOTAL ENERGY					33,736,408

FINANCIALS - 6.1%
Banks - 3.0%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	400,000		381,880	(a)(b)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	150,000		146,280	(a)(e)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,070,000		1,025,208	(a)(b)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	350,000		357,110	(a)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	790,000		786,505	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	400,000		407,991	(b)(c)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	520,000		488,384	(a)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	630,000		653,625	(c)
Russian Agricultural Bank, Subordinated Notes	6.000%	6/3/21	450,000		403,200	(c)(e)

Total Banks					4,650,183

Capital Markets - 1.6%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	2,360,000		2,376,638	(a)

Real Estate Management & Development - 1.5%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	360,000		379,158	(c)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	400,000		404,000	(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	440,000		463,097	(b)(c)
Global Logistic Properties Ltd., Senior Notes	3.375%	5/11/16	2,000,000	CNY	310,299	(c)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	410,000		414,644	(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	400,000		362,622	(c)

Total Real Estate Management & Development					2,333,820

TOTAL FINANCIALS					9,360,641

INDUSTRIALS - 2.3%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	450,000		342,000	(a)

Construction & Engineering - 0.7%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	200,000		195,421	(c)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,432,000		647,980	(a)(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	210,000		122,850	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	186,840		48,765	(a)

Total Construction & Engineering					1,015,016

Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		195,000	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	810,000		850,624	(a)(b)

Total Industrial Conglomerates					1,045,624

Transportation Infrastructure - 0.7%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	270,000		276,660	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	980,000		858,656	(a)

Total Transportation Infrastructure					1,135,316

TOTAL INDUSTRIALS					3,537,956

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 10.9%
Chemicals - 3.4%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	971,000	$956,435	(a)(b)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	1,730,000	1,738,650	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	201,820	(a)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	810,000	688,500	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	750,000	767,842	(a)
OCP SA, Senior Notes	4.500%	10/22/25	860,000	808,400	(a)

Total Chemicals				5,161,647

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	410,000	375,150	(a)(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000	91,500	(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	410,000	405,900	(a)(b)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	450,000	410,625	(a)(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000	238,350	(a)

Total Construction Materials				1,521,525

Metals & Mining - 5.3%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	550,000	550,615	(a)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	920,000	916,744	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	810,000	812,074	(a)(b)
CSN Islands XI Corp., Senior Notes	6.875%	9/21/19	290,000	137,750	(c)
Evraz Group SA, Notes	9.500%	4/24/18	350,000	367,686	(a)(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	470,000	493,749	(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	510,000	504,900	(a)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	470,000	425,942
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	97,544
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,250,000	1,115,787	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	175,143
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	250,000	221,250	(a)
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	817,000	744,932	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	480,000	379,248	(b)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	750,000	691,907	(a)(b)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	220,000	202,959	(c)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	490,000	411,967	(b)(c)

Total Metals & Mining				8,250,197

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	160,000	182,716
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	300,000	305,558	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	320,000	313,765	(a)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	470,000	484,955	(a)(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	360,000	358,076	(a)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	290,000	257,375	(a)

Total Paper & Forest Products				1,902,445

TOTAL MATERIALS				16,835,814

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.8%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,842,000	1,676,220	(a)(b)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000	300,790	(a)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	460,000	459,217	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	420,000	459,774	(a)

Total Diversified Telecommunication Services				2,896,001

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 2.1%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	360,000	$359,717	(a)
Oi SA, Senior Notes	5.750%	2/10/22	540,000	256,500	(a)(b)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	2,840,000	2,598,947	(c)

Total Wireless Telecommunication Services				3,215,164

TOTAL TELECOMMUNICATION SERVICES				6,111,165

UTILITIES - 5.4%
Electric Utilities - 3.1%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	360,000	366,332	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	420,000	396,900	(a)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	830,000	782,286	(c)
Eskom Holdings SOC Ltd., Senior Notes	7.125%	2/11/25	410,000	387,692	(c)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	940,000	1,048,100	(c)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	300,000	303,000	(c)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	350,000	344,706	(a)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,100,000	1,161,385	(c)

Total Electric Utilities				4,790,401

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	400,000	416,000	(a)(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	580,000	585,800	(a)(b)

Total Gas Utilities				1,001,800

Independent Power and Renewable Electricity Producers - 1.4%
AES Gener SA, Notes	5.250%	8/15/21	460,000	482,832	(a)(b)
First Gen Corp., Senior Notes	6.500%	10/9/23	380,000	402,800	(c)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	800,000	806,576	(a)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	450,000	459,619	(a)

Total Independent Power and Renewable Electricity Producers				2,151,827

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	400,000	457,000	(a)

TOTAL UTILITIES				8,401,028

TOTAL CORPORATE BONDS & NOTES (Cost - $87,080,335)				80,519,885

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	23,180	156,465

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $183,475,508)				174,099,793

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Barclays Capital Inc. repurchase agreement dated 9/30/15; Proceeds at maturity - $2,000,004; (Fully collateralized by U.S. government obligations, 1.000% due 8/15/18; Market value - $2,040,000) (Cost - $2,000,000)	0.070%	10/1/15	2,000,000	2,000,000

TOTAL INVESTMENTS - 113.9% (Cost - $185,475,508#)				176,099,793
Liabilities in Excess of Other Assets - (13.9)%				(21,493,655)

TOTAL NET ASSETS - 100.0%				$154,606,138

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	The coupon payment on these securities is currently in default as of September 30, 2015.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to maintain a high level of current income. As a secondary objective, the Fund seeks to maximize total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$93,044,611	—	$93,044,611
Convertible bonds & notes	—	378,832	—	378,832
Corporate bonds & notes	—	80,519,885	—	80,519,885
Warrants	—	156,465	—	156,465

Total long-term investments	—	$174,099,793	—	$174,099,793

Short-term investments†	—	2,000,000	—	2,000,000

Total investments	—	$176,099,793	—	$176,099,793

Other financial instruments:
Forward foreign currency contracts	—	$182,433	—	$182,433

Total	—	$176,282,226	—	$176,282,226

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$115,236	—	—	$115,236

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,559,467
Gross unrealized depreciation	(16,935,182)

Net unrealized depreciation	$(9,375,715)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	37	12/15	$4,433,841	$4,459,078	$(25,237)
U.S. Treasury 10-Year Notes	103	12/15	13,169,642	13,259,641	(89,999)

Net unrealized depreciation on open futures contracts					$(115,236)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,635,145	TWD	51,700,000	Citibank N.A.	11/4/15	$64,887
USD	1,547,934	BRL	5,962,643	Bank of America N.A.	11/13/15	65,511
USD	273,969	MXN	4,523,337	Barclays Bank PLC	11/13/15	7,304
INR	105,913,044	SGD	2,271,749	Bank of America N.A.	11/16/15	7,377
USD	2,250,226	BRL	9,000,903	JPMorgan Chase & Co.	12/15/15	37,354

Total						$182,433

Abbreviations used in this table:

BRL	— Brazilian Real
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015